Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Agreement Asset
Description of business and nature of operations [abstract]
Number of long-term purchase agreements | Agreement	18
Number of early deposit long-term purchase agreements | Agreement	3
Number of currently operating mining assets | Asset	20
Number of mining assets under various stages of development | Asset	9